Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.81404%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,830,954.40

Principal:
Principal Collections	$32,093,974.97
Prepayments in Full	$12,639,936.46
Liquidation Proceeds	$480,564.48
Recoveries	$17,690.36
Sub Total	$45,232,166.27
Collections	$51,063,120.67

Purchase Amounts:
Purchase Amounts Related to Principal	$39,422.73
Purchase Amounts Related to Interest	$176.40
Sub Total	$39,599.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,102,719.80

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,102,719.80
Servicing Fee	$1,211,442.79	$1,211,442.79	$0.00	$0.00	$49,891,277.01
Interest - Class A-1 Notes	$417,737.98	$417,737.98	$0.00	$0.00	$49,473,539.03
Interest - Class A-2a Notes	$1,624,583.33	$1,624,583.33	$0.00	$0.00	$47,848,955.70
Interest - Class A-2b Notes	$1,211,258.33	$1,211,258.33	$0.00	$0.00	$46,637,697.37
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$44,550,055.70
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$44,250,672.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,250,672.37
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$44,031,376.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,031,376.70
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$43,880,965.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,880,965.78
Regular Principal Payment	$90,861,986.80	$43,880,965.78	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,102,719.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,880,965.78
Total					$43,880,965.78

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$43,880,965.78	$125.37	$417,737.98	$1.19	$44,298,703.76	$126.56
Class A-2a Notes	$0.00	$0.00	$1,624,583.33	$4.64	$1,624,583.33	$4.64
Class A-2b Notes	$0.00	$0.00	$1,211,258.33	$4.85	$1,211,258.33	$4.85
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$43,880,965.78	$27.79	$6,010,311.23	$3.81	$49,891,277.01	$31.60

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$90,861,986.80	0.2596057	$46,981,021.02	0.1342315
Class A-2a Notes	$350,000,000.00	1.0000000	$350,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,319,801,986.80	0.8358785	$1,275,921,021.02	0.8080871

Pool Information
Weighted Average APR	4.855%	4.869%
Weighted Average Remaining Term	52.59	51.82
Number of Receivables Outstanding	44,416	43,604
Pool Balance	$1,453,731,349.25	$1,408,078,718.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,337,788,987.17	$1,296,716,140.59
Pool Factor	0.8454970	0.8189452

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$111,362,578.27
Targeted Overcollateralization Amount	$160,115,321.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$132,157,697.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$398,731.75
(Recoveries)		6	$17,690.36
Net Loss for Current Collection Period			$381,041.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3145%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1353%
Second Prior Collection Period			0.2629%
Prior Collection Period			0.5727%
Current Collection Period			0.3196%
Four Month Average (Current and Prior Three Collection Periods)			0.3226%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		345	$1,624,285.70
(Cumulative Recoveries)			$23,201.32
Cumulative Net Loss for All Collection Periods			$1,601,084.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0931%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,708.07
Average Net Loss for Receivables that have experienced a Realized Loss			$4,640.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	237	$8,905,193.60
61-90 Days Delinquent	0.14%	45	$2,002,968.86
91-120 Days Delinquent	0.01%	3	$97,924.57
Over 120 Days Delinquent	0.01%	2	$83,290.60
Total Delinquent Receivables	0.79%	287	$11,089,377.63

Repossession Inventory:
Repossessed in the Current Collection Period		12	$443,559.59
Total Repossessed Inventory		19	$782,089.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0772%
Prior Collection Period			0.0788%
Current Collection Period			0.1147%
Three Month Average			0.0902%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1551%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	126	$5,605,841.75
2 Months Extended	163	$7,733,643.92
3+ Months Extended	21	$1,106,519.75

Total Receivables Extended	310	$14,446,005.42
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer